Basis of Presentation and General Information - Balance Sheet of additional VIE (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 717,264	$ 736,114
Restricted cash	1,962	46,967
Trade accounts receivable, net	79,282	169,651
Other current assets	24,210	37,986
Total current assets	822,718	990,718
FIXED ASSETS, NET:
Drilling units, machinery and equipment, net	1,809,794	1,852,167
Total fixed assets, net	1,845,346	1,852,167
OTHER NON-CURRENT ASSETS:
Total assets	2,676,409	2,851,965
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	0	81,632
Accounts payable and other current liabilities	35,947	41,338
Accrued liabilities	33,289	45,018
Total current liabilities	74,724	184,043
NON-CURRENT LIABILITIES:
Long term debt, net of current portion and deferred financing costs	350,000	450,000
Total non-current liabilities	362,703	464,702
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Common stock, $20 par value; 1,000 shares authorized and issued at December 31, 2017	916	916
Additional paid-in capital	5,722,078	5,722,078
Retained earnings	(3,487,488)	(3,523,250)
Total shareholders' equity	2,238,982	2,203,220
Total liabilities and shareholders' equity	$ 2,676,409	2,851,965
Drillship Alonissos Stock Trust
CURRENT ASSETS:
Cash and cash equivalents		110
Restricted cash		45,339
Trade accounts receivable, net		0
Other current assets		1,929
Total current assets		47,378
FIXED ASSETS, NET:
Drilling units, machinery and equipment, net		175,362
Total fixed assets, net		175,362
OTHER NON-CURRENT ASSETS:
Restricted cash		0
Total non-current assets, net		0
Total assets		222,740
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs		81,632
Accounts payable and other current liabilities		249
Accrued liabilities		4,416
Total current liabilities		86,297
NON-CURRENT LIABILITIES:
Long term debt, net of current portion and deferred financing costs		0
Total non-current liabilities		0
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Common stock, $20 par value; 1,000 shares authorized and issued at December 31, 2017		20
Additional paid-in capital		960
Retained earnings		135,463
Total shareholders' equity		136,443
Total liabilities and shareholders' equity		$ 222,740